VIRTUS Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—89.9%
Auto Manufacturers—2.4%
Ford Motor Co. 0.000%, 3/15/26(1)	$ 7,100	$ 7,065
Lucid Group, Inc. 144A 1.250%, 12/15/26(2)	6,730	3,479
Rivian Automotive, Inc.
144A 4.625%, 3/15/29(2)	9,870	13,857
144A 3.625%, 10/15/30(2)	7,665	9,413
		33,814

Banks—1.9%
Barclays Bank plc 0.000%, 2/18/25	12,415	13,472
BofA Finance LLC 0.600%, 5/25/27	11,600	12,572
		26,044

Biotechnology—2.7%
Bridgebio Pharma, Inc.
2.500%, 3/15/27	8,395	10,120
2.250%, 2/1/29	5,450	4,616
Cytokinetics, Inc. 3.500%, 7/1/27	4,325	7,590
Insmed, Inc.
1.750%, 1/15/25	8,400	8,915
0.750%, 6/1/28	5,525	6,310
		37,551

Commercial Services—6.4%
Affirm Holdings, Inc. 0.000%, 11/15/26(1)	33,165	27,112
Block, Inc. 0.125%, 3/1/25	29,805	29,117
Repay Holdings Corp. 144A 0.000%, 2/1/26(1)(2)	13,800	11,696
Shift4 Payments, Inc. 0.500%, 8/1/27	15,560	14,500
Stride, Inc. 1.125%, 9/1/27	5,260	6,659
		89,084

Computers—6.0%
CyberArk Software Ltd. 0.000%, 11/15/24	5,190	7,349
Lumentum Holdings, Inc. 0.250%, 3/15/24	9,170	9,205
Parsons Corp. 0.250%, 8/15/25	8,030	11,487
Seagate HDD Cayman 144A 3.500%, 6/1/28(2)	21,630	26,096
Varonis Systems, Inc. 1.250%, 8/15/25	6,605	10,086
Zscaler, Inc. 0.125%, 7/1/25	12,405	18,800
		83,023

Electric Utilities—5.1%
FirstEnergy Corp. 144A 4.000%, 5/1/26(2)	19,655	19,468
	Par Value	Value

Electric Utilities—continued
PG&E Corp. 144A 4.250%, 12/1/27(2)	$ 19,560	$ 20,499
Southern Co. (The) 144A 3.875%, 12/15/25(2)	30,620	30,635
		70,602

Energy-Alternate Sources—1.1%
Sunnova Energy International, Inc. 2.625%, 2/15/28	23,985	15,758
Engineering & Construction—2.6%
Fluor Corp. 144A 1.125%, 8/15/29(2)	21,070	22,914
Granite Construction, Inc. 144A 3.750%, 5/15/28(2)	9,685	12,320
		35,234

Entertainment—5.2%
DraftKings Holdings, Inc. 0.000%, 3/15/28(1)	27,670	22,177
IMAX Corp. 0.500%, 4/1/26	13,040	11,573
Live Nation Entertainment, Inc.
2.000%, 2/15/25	19,665	20,686
144A 3.125%, 1/15/29(2)	8,550	9,709
Penn Entertainment, Inc. 2.750%, 5/15/26	5,785	7,492
		71,637

Environmental Services—1.1%
Tetra Tech, Inc. 144A 2.250%, 8/15/28(2)	14,195	14,878
Financial Services—2.0%
Encore Capital Group, Inc. 144A 4.000%, 3/15/29(2)	14,690	14,470
JPMorgan Chase Financial Co., LLC 0.500%, 6/15/27	10,360	13,737
		28,207

Health Care REITs—2.3%
Welltower OP LLC 144A 2.750%, 5/15/28(2)	29,155	32,234
Healthcare-Products—5.2%
Alphatec Holdings, Inc. 0.750%, 8/1/26	13,190	13,922
Exact Sciences Corp. 0.375%, 3/15/27	10,425	10,086
Integer Holdings Corp. 144A 2.125%, 2/15/28(2)	10,460	13,347
Merit Medical Systems, Inc. 144A 3.000%, 2/1/29(2)	12,530	13,864
Natera, Inc. 2.250%, 5/1/27	4,490	7,678
	Par Value	Value

Healthcare-Products—continued
Repligen Corp. 144A 1.000%, 12/15/28(2)	$ 3,720	$ 4,152
TransMedics Group, Inc. 144A 1.500%, 6/1/28(2)	8,100	9,143
		72,192

Insurance—0.4%
HCI Group, Inc. 4.750%, 6/1/42	4,855	5,996
Internet—13.1%
Booking Holdings, Inc. 0.750%, 5/1/25	9,230	17,388
Match Group Financeco 3, Inc. 144A 2.000%, 1/15/30(2)	7,170	6,224
Palo Alto Networks, Inc. 0.375%, 6/1/25	12,615	37,378
PDD Holdings, Inc. 0.000%, 12/1/25	12,505	12,897
Snap, Inc. 0.750%, 8/1/26	12,615	13,410
Uber Technologies, Inc.
0.000%, 12/15/25(1)	19,655	19,986
Series 2028 144A 0.875%, 12/1/28(2)	19,190	20,869
Wayfair, Inc.
1.125%, 11/1/24	11,380	11,181
1.000%, 8/15/26	14,710	12,842
3.250%, 9/15/27	7,455	9,179
Zillow Group, Inc.
2.750%, 5/15/25	12,785	14,048
1.375%, 9/1/26	4,595	6,263
		181,665

Iron & Steel—0.4%
ATI, Inc. 3.500%, 6/15/25	1,715	5,079
Leisure Time—3.5%
NCL Corp., Ltd. 1.125%, 2/15/27	24,625	22,485
Royal Caribbean Cruises Ltd. 6.000%, 8/15/25	9,740	25,928
		48,413

Media—3.2%
DISH Network Corp. 0.000%, 12/15/25(1)	7,710	4,780
Liberty Broadband Corp. 144A 3.125%, 3/31/53(2)	20,630	20,385
Liberty Media Corp. 144A 3.750%, 3/15/28(2)	10,290	12,281
Liberty Media Corp.-Liberty Formula One 2.250%, 8/15/27	6,370	6,462
		43,908

See Notes to Schedule of Investments

VIRTUS Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Par Value	Value

Miscellaneous Manufacturing—1.5%
Axon Enterprise, Inc. 0.500%, 12/15/27	$ 16,040	$ 20,218
Oil, Gas & Consumable Fuels—1.4%
EQT Corp. 1.750%, 5/1/26	1,270	3,371
Northern Oil & Gas, Inc. 3.625%, 4/15/29	7,490	8,831
Pioneer Natural Resources Co. 0.250%, 5/15/25	2,685	6,524
		18,726

Passenger Airlines—0.6%
American Airlines Group, Inc. 6.500%, 7/1/25	7,760	8,594
Pharmaceuticals—2.6%
Amphastar Pharmaceuticals, Inc. 144A 2.000%, 3/15/29(2)	10,920	13,240
Dexcom, Inc. 144A 0.375%, 5/15/28(2)	12,320	12,616
Mirum Pharmaceuticals, Inc. 144A 4.000%, 5/1/29(2)	6,510	7,910
Neurocrine Biosciences, Inc. 2.250%, 5/15/24	1,110	1,914
		35,680

Retail—1.3%
Freshpet, Inc. 144A 3.000%, 4/1/28(2)	8,030	11,515
Shake Shack, Inc. 0.000%, 3/1/28(1)	7,440	6,032
		17,547

Semiconductors—3.5%
Impinj, Inc. 1.125%, 5/15/27	3,145	3,424
MACOM Technology Solutions Holdings, Inc. 0.250%, 3/15/26	10,400	12,792
ON Semiconductor Corp. 144A 0.500%, 3/1/29(2)	13,875	14,742
Semtech Corp. 1.625%, 11/1/27	2,615	2,235
Veeco Instruments, Inc. 144A 2.875%, 6/1/29(2)	5,275	6,731
Wolfspeed, Inc. 0.250%, 2/15/28	12,570	8,466
		48,390

Software—14.4%
Akamai Technologies, Inc. 0.125%, 5/1/25	21,155	26,867
	Par Value	Value

Software—continued
Bentley Systems, Inc. 0.125%, 1/15/26	$ 20,755	$ 20,508
BILL Holdings, Inc. 0.000%, 12/1/25(1)	15,310	14,399
Cloudflare, Inc. 0.000%, 8/15/26(1)	12,340	11,081
Confluent, Inc. 0.000%, 1/15/27(1)	16,005	13,345
Datadog, Inc. 0.125%, 6/15/25	8,525	11,901
Evolent Health, Inc. 144A 3.500%, 12/1/29(2)	9,590	11,182
Five9, Inc. 0.500%, 6/1/25	13,445	12,847
HubSpot, Inc. 0.375%, 6/1/25	2,860	5,929
MicroStrategy, Inc. 0.750%, 12/15/25	8,330	13,713
MongoDB, Inc. 0.250%, 1/15/26	7,835	15,474
Nutanix, Inc. 0.250%, 10/1/27	6,345	6,599
Tyler Technologies, Inc. 0.250%, 3/15/26	22,235	22,424
Workiva, Inc. 144A 1.250%, 8/15/28(2)	12,390	12,495
		198,764

Total Convertible Bonds and Notes (Identified Cost $1,123,548)		1,243,238

	Shares
Convertible Preferred Stocks—6.3%
Banks—3.1%
Wells Fargo & Co. Series L, 7.500%	36,535	43,682
Electric Utilities—0.7%
NextEra Energy, Inc., 6.926%	241,715	9,214
Financial Services—1.0%
Apollo Global Management, Inc., 6.750%	251,110	14,160
Machinery—1.5%
Chart Industries, Inc. Series B, 6.750%	116,500	6,475
RBC Bearings, Inc. Series A, 5.000%	106,590	13,837
		20,312

Total Convertible Preferred Stocks (Identified Cost $86,402)		87,368

	Shares	Value

Equity-Linked Note—0.6%
	Financial Services—0.6%
Goldman Sachs Finance Corp.(3)	7,825,000	$ 7,390
	Total Equity-Linked Note (Identified Cost $7,649)	7,390

	Total Long-Term Investments—96.8% (Identified Cost $1,217,599)	1,337,996

	TOTAL INVESTMENTS—96.8% (Identified Cost $1,217,599)	$1,337,996
	Other assets and liabilities, net—3.2%	44,860
	NET ASSETS—100.0%	$1,382,856

Abbreviation:
LLC	Limited Liability Company

Footnote Legend:
(1)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2023, these securities amounted to a value of $432,364 or 31.3% of net assets.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

Country Weightings†
United States	91%
Cayman Islands	3
Liberia	2
Bermuda	2
United Kingdom	1
Canada	1
Total	100%
† % of total investments as of December 31, 2023.
See Notes to Schedule of Investments

VIRTUS Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of December 31, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$1,243,238	$—	$1,243,238	$—
Convertible Preferred Stocks	87,368	87,368	—	—
Equity-Linked Note	7,390	—	—	7,390
Total Investments	$1,337,996	$87,368	$1,243,238	$7,390
There were no transfers into or out of Level 3 related to securities held at December 31, 2023.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Equity-Linked Note
Investments in Securities
Balance as of September 30, 2023:	$ 7,151	$ 7,151
Accrued discount/(premium)	6	6
Net change in unrealized appreciation (depreciation)(a)	864	864
Purchases	4,801	4,801
Sales(b)	(5,432)	(5,432)
Balance as of December 31, 2023	$ 7,390	$ 7,390
(a) The net change in unrealized appreciation (depreciation) on investments still held at December 31, 2023, was $864.
(b) Includes paydowns on securities.
See Notes to Schedule of Investments

VIRTUS Convertible Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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